UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Management & Research, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Alpine Dynamic Balance Fund
Schedule of Investments
January 31, 2005 (Unaudited)

	Shares/
	Par Value	Value
Common Stocks - 77.9%
Auto Manufacturers - 0.9%
General Motors Corporation	20,000	736,200

Automotive Equipment - 1.5%
Autoliv, Inc.	25,000	1,178,750

Commercial Products & Services - 7.7%
AMETEK, Inc.	10,000	382,000
The Black & Decker Corporation	10,000	824,000
Briggs & Stratton Corporation	20,000	775,800
Deere & Company	15,000	1,041,450
Eagle Materials, Inc. - Class B	14,290	1,109,618
Eagle Materials, Inc.	4,443	354,374
Hubbell Incorporated - Class A	2,500	115,100
Hubbell Incorporated - Class B	6,500	321,880
Temple-Inland Inc.	10,000	636,000
W.W. Grainger, Inc.	10,000	612,100
		6,172,322
Conglomerate - 0.9%
General Electric Company	20,000	722,600

Consumer Products & Services - 4.0%
Avery Dennison Corporation	10,000	600,900
Ennis Inc.	24,600	421,398
Kimberly-Clark Corporation	11,000	720,610
Procter & Gamble Company	18,000	958,140
RPM International, Inc.	28,000	493,640
		3,194,688
Energy - 2.8%
CONSOL Energy, Inc.	37,000	1,561,030
Penn Virginia Corporation	16,000	677,760
		2,238,790

Financial - Banks - 13.5%
Arrow Financial Corporation	12,360	358,440
Bancorp Rhode Island, Inc.	18,000	704,160
Bancshares of Florida, Inc. (a)	6,000	95,220
Comerica Incorporated	25,000	1,446,500
Doral Financial Corp.	40,000	1,730,000
Golden West Financial Corporation	20,000	1,292,400
The Goldman Sachs Group, Inc.	5,000	539,250
Hudson United Bancorp	10,000	367,600
J.P. Morgan Chase & Co.	40,000	1,493,200
New York Community Bancorp, Inc.	26,500	472,495
North Fork Bancorporation, Inc.	25,500	731,850
Penns Woods Bancorp, Inc.	3,200	149,760
PNC Financial Services Group	11,000	592,570
Rurban Financial Corp. (a)	5,500	79,475
Southside Bancshares, Inc.	5,591	121,548
Sovereign Bancorp, Inc.	13,000	295,620
Susquehanna Bancshares, Inc.	15,000	370,350
		10,840,438
Financial Services - 6.7%
Ambac Financial Group, Inc.	14,000	1,076,320
American International Group, Inc.	13,000	861,770
Fidelity National Financial, Inc.	10,000	438,200
Marsh & McLennan Companies, Inc.	25,000	812,500
MBNA Corporation	41,000	1,089,780
The Student Loan Corporation	5,000	903,300
Unitrin, Inc.	4,000	171,320
		5,353,190

Homebuilders - 11.0%
Hovnanian Enterprises, Inc. - Class A (a)	30,000	1,567,200
Lennar Corporation - Class A	20,000	1,129,400
M.D.C. Holdings, Inc.	7,150	520,520
Pulte Homes, Inc.	25,000	1,652,000
The Ryland Group, Inc.	17,000	1,102,790
Standard-Pacific Corp.	25,700	1,709,821
Toll Brothers, Inc. (a)	15,000	1,171,050
		8,852,781

Lodging - 1.3%
Great Wolf Resorts, Inc. (a)	50,000	1,048,500

Manufacturing - Diversified - 2.6%
3M Co.	15,000	1,265,400
PACCAR, Inc.	11,500	812,590
		2,077,990

Medical Instruments - 1.9%
Beckman Coulter, Inc.	12,200	817,400
Guidant Corporation	10,000	724,900
		1,542,300

Pharmaceuticals - 3.9%
Johnson & Johnson	22,000	1,423,400
Merck & Co., Inc.	10,000	280,500
Pfizer, Inc.	25,000	604,000
Wyeth	20,000	792,600
		3,100,500

Printing & Publishing - 1.0%
R.R. Donnelley & Sons Company	23,000	769,350

Real Estate Investment Trusts - 10.1%
Boston Properties, Inc.	15,000	866,700
Developers Diversified Realty Corporation	10,000	397,500
General Growth Properties, Inc.	20,000	635,400
Impac Mortgage Holdings, Inc.	45,000	1,027,800
Mack-Cali Realty Corporation	10,000	419,800
Maguire Properties, Inc.	15,000	354,750
Origen Financial, Inc.	45,000	360,000
Simon Property Group, Inc.	23,000	1,363,900
Sunstone Hotel Investors Inc. (a)	60,000	1,254,000
Vornado Realty Trust	20,000	1,382,800
		8,062,650

Retail - 1.6%
The Home Depot, Inc.	10,000	412,600
J.C. Penney Company, Inc.	20,000	854,400
		1,267,000

Transportation Services - 3.1%
FedEx Corp.	20,000	1,913,000
Union Pacific Corporation	10,000	596,000
		2,509,000

Utilities - 3.4%
Allegheny Energy, Inc. (a)	61,000	1,179,740
DTE Energy Company	10,000	438,100
SJW Corp.	15,600	529,932
Xcel Energy, Inc.	30,550	555,705
		2,703,477

Total Common Stocks (Cost $51,215,683)		62,370,526

U.S. Treasury Obligations - 15.4%
U.S. Treasury Bonds - 8.8%
7.250% due 05/15/2016	2,000,000	2,527,266
6.000% due 02/15/2026	2,000,000	2,356,876
5.250% due 11/15/2028	2,000,000	2,166,564
		7,050,706

U.S. Treasury Notes - 6.6%
5.000% due 02/15/2011	5,000,000	3,190,548
5.000% due 08/15/2011		2,128,360
		5,318,908

Total U.S. Treasury Obligations (Cost $12,040,717)		12,369,614

U.S. Government Agency Issues - 2.9%
Fannie Mae - 2.9%
6.250% due 05/15/2029	2,000,000	2,366,484

Total U.S. Government Agency Issues (Cost $1,960,000)		2,366,484

Short Term Investments - 4.9%
Alpine Municipal Money Market Fund	3,642,019	3,642,019
Fidelity Institutional Government Portfolio	242,967	242,967
Milestone Funds Treasury Obligations Portfolio	4,989	4,989
		3,889,975

Total Short Term Investments (Cost $3,889,975)		3,889,975

Total Investments (Cost $69,106,375) - 101.1%		80,996,599
Liabilities in Excess of Other Assets - (1.1)%		(916,100)
TOTAL NET ASSETS - 100.0%		80,080,499

(a) Non Income Producing

Alpine Dynamic Dividend Fund
Schedule of Investments
January 31, 2005 (Unaudited)

		Shares/
		Par Value	Value
Common Stocks - 89.0%
Aerospace & Defense - 1.1%
Lockheed Martin Corporation		23,700	1,370,097

Apparel - 0.6%
Kellwood Company		8,600	248,884
Kenneth Cole Productions, Inc. - Class A		20,000	533,800
			782,684

Auto Manufacturers - 0.3%
General Motors Corporation		10,000	368,100

Building - Maintenance & Service - 1.8%
Healthcare Services Group, Inc.		61,002	1,189,539
McGrath Rentcorp		24,800	1,065,408
			2,254,947

Business Services - 3.8%
Angelica Corporations		29,500	844,880
Gevity HR, Inc.		41,000	844,600
Savills plc (a)		80,500	789,521
Sodexho Alliance SA		25,000	746,934
StarTek, Inc.		61,500	1,537,500
			4,763,435
Chemicals - 5.7%
The Dow Chemical Company		47,000	2,335,900
Georgia Gulf Corporation		15,000	767,100
Lyondell Chemical Company		78,500	2,309,470
PPG Industries, Inc.		12,000	825,360
UAP Holding Corp. (a)		62,000	930,000
			7,167,830

Commercial Products & Services - 4.3%
Atlantis Plastics, Inc. - Class A (a)		52,400	1,099,876
Craftmade International, Inc.		6,688	142,722
Hubbell Incorporated - Class B		27,000	1,337,040
International Aluminum Corporation		4,000	129,120
Lincoln Electric Holdings, Inc.		70,600	2,269,790
Mesa Laboratories, Inc.		9,500	109,535
Steelcase Inc. - Class A		30,000	408,600
Temple-Inland Inc.		18,800	1,195,680
			6,692,363

Communications & Media - 0.7%
EchoStar Communications Corporation - Class A		12,000	366,120
Time Warner Inc.		28,000	504,000
			870,120

Computers - 0.3%
Imation Corp.		12,500	431,125

Conglomerate - 1.7%
General Electric Company		61,000	2,203,930

Construction - 2.2%
Bouygues SA		16,500	646,333
JM AB		30,000	826,576
Skanska AB (a)		115,000	1,333,257
			2,806,166

Consumer Products & Services - 5.6%
Avon Products, Inc.		33,000	1,393,260
Bulgari S.p.A. (a)		25,000	308,127
The Clorox Company		9,000	534,780
Ennis Inc.		105,800	1,812,354
Lifetime Hoan Corporation		26,000	391,560
The Procter and Gamble Company		18,500	984,755
Russ Berrie & Company Inc.		70,400	1,651,584
			7,076,420

Energy - 5.4%
BP p.l.c. - ADR		32,000	1,907,840
ChevronTexaco Corporation		31,000	1,686,400
Equitable Resources, Inc.		6,000	342,240
Kinder Morgan, Inc.		17,000	1,275,680
Shell Transport & Trading Company plc - ADR		22,000	1,161,160
Total SA - ADR		4,000	430,200
			6,803,520

Entertainment - 2.6%
Harrah's Entertainment, Inc.		16,700	1,056,108
Regal Entertainment Group - Class A		75,700	1,506,430
World Wrestling Entertainment, Inc.		53,000	667,800
			3,230,338

Financial - Banks - 7.5%
Bank of America Corporation		12,000	556,440
BB&T Corporation		13,000	513,110
Charter Financial Corporation		2,600	103,948
Citigroup Inc.		44,300	2,172,915
Comerica Incorporated		14,000	810,040
First Horizon National Corporation		5,000	212,850
J.P. Morgan Chase & Co.		56,700	2,116,611
Lloyds TSB Group plc - ADR		15,000	566,550
Merchants Bancshares, Inc.		16,200	444,350
New York Community Bancorp, Inc.		12,000	213,960
PNC Financial Services Group, Inc.		10,000	538,700
Wachovia Corporation		9,500	521,075
Wells Fargo & Company		11,000	674,300
			9,444,849

Financial Services - 2.7%
Amvescap Plc - ADR		40,000	537,600
Evolution Group plc (a)		100,000	298,947
Fidelity National Financial, Inc.		58,500	2,563,470
			3,400,017

Food & Beverages - 3.5%
Allied Domecq plc		72,000	665,415
The Coca-Cola Company		33,000	1,369,170
General Mills, Inc.		12,000	635,880
The J.M. Smucker Company		5,000	233,250
PepsiCo, Inc.		16,000	859,200
Rocky Mountain Chocolate Factory, Inc.		39,273	655,074
			4,417,989

Lodging - 1.0%
InterContinental Hotels Group plc		102,679	1,292,693

Lottery Services - 0.8%
GTECH Holdings Corporation		42,000	981,960

Manufacturing - Diversified - 4.8%
Caterpillar, Inc.		22,000	1,960,200
GenTek Inc.		4,500	201,375
Honeywell International Inc.		28,000	1,007,440
NKT Holding A/S		8,400	255,303
PACCAR, Inc.		12,000	847,920
Twin Disc, Incorporated		14,300	386,100
			4,658,338

Medical Supplies - 1.6%
Meridian Bioscience, Inc.		90,500	1,347,545
PolyMedica Corporation		16,500	617,595
			1,965,140

Mining - 1.0%
Rio Tinto PLC ADR		10,000	1,256,000

Pharmaceuticals - 3.1%
Abbott Laboratories		26,000	1,170,520
Eli Lilly & Company		27,500	1,491,600
Johnson & Johnson		19,000	1,229,300
			3,891,420

Real Estate Operating Companies - 2.3%
Citycon Oyj		20,000	77,170
Helical Bar plc		52,687	1,272,520
Unibail		12,500	1,487,676
			2,837,366

Restaurants - 0.9%
AFC Enterprises (a)		44,000	1,088,560

Retail - 2.8%
Bassett Furniture Industries, Inc.		65,958	1,243,308
Claire's Stores, Inc.		19,000	391,970
Limited Brands, Inc.		42,500	1,007,250
Wal-Mart Stores, Inc.		16,000	838,400
			3,480,928

Semiconductors - 0.4%
Intel Corporation		21,000	471,450

Software - 1.5%
American Software - Class A		52,000	338,520
Microsoft Corporation		61,000	1,603,080
			1,941,600

Telecommunications - 5.2%
Atlantic Tele-Network, Inc.		5,300	169,547
Citizens Communications Company		171,500	2,313,535
Iowa Telecommunications Services Incorporated		87,700	1,775,925
SBC Communications, Inc.		20,000	475,200
Telecom Corporation of New Zealand Limited		100,000	438,068
Telecom Corporation of New Zealand Limited - ADR		25,000	878,750
Verizon Communications Inc.		13,000	462,670
			6,513,695

Transportation - 6.3%
Frontline Limited		43,800	2,222,850
General Maritime Corporation (a)		52,500	2,409,750
Ship Finance International Limited		79,233	1,803,343
Thoresen Thai Agencies Company Limited		500,000	515,430
Tsakos Energy Navigation Ltd.		28,500	1,024,575
			7,975,948

Utilities - 7.5%
Ameren Corporation		3,000	150,360
Cinergy Corp.		38,000	1,531,020
DTE Energy Company		21,000	920,010
Duke Energy Corporation		44,500	1,192,155
Eastern Water Resources Development &
Management Public Company Limited		147,700	146,513
Macquarie Infrastructure Company Trust (a)		29,000	850,860
OGE Energy Corp.		22,500	588,375
PPL Corporation		8,000	432,000
RWE AG (a)		5,000	288,736
The Southern Company		47,000	1,587,190
TXU Corp.		24,800	1,716,160
			9,403,379

Total Common Stocks (Cost $109,242,129)			111,842,407

Mutual Funds - 0.4%
RMK High Income Fund, Inc.		30,000	532,200

Total Mutual Funds (Cost $536,571)			532,200

Short Term Investments - 10.5%
Federated Government Obligations Fund		4,385,325	4,385,325
Federated Prime Obligations Fund		4,385,324	4,385,324
Fidelity Institutional Government Portfolio		4,388,838	4,388,838
			13,159,487

Total Short Term Investments (Cost $13,159,487)			13,159,487

Total Investments (Cost $122,938,187) - 99.9%			125,534,094
Other Assets in Excess of Liabilities - 0.1%			162,512
TOTAL NET ASSETS - 100.0%			125,696,606

(a)	Non Income Producing
ADR	American Depository Receipt

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Series Trust

By (Signature and Title)  /s/ Samuel A. Lieber _______
Samuel A. Lieber, President

Date 03/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber___________
Samuel A. Lieber, President

Date  03/30/2005____________________________________

By (Signature and Title)* /s/ Sheldon Flamm________________
Sheldon Flamm, Treasurer

Date  03/30/2005____________________________________

* Print the name and title of each signing officer under his or her signature.